Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Gross carrying amount and accumulated amortization of intangible asset

The gross carrying amount and accumulated amortization of the Company’s intangible asset subject to amortization at December 31 is presented below.

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Deposit base	$9,494	$(7,993)	$9,494	$(7,205)

	$9,494	$(7,993)	$9,494	$(7,205)

Intangible amortization expense

Intangible amortization expense related to the deposit base intangible for each of the years in the three-year period ended December 31, 2012, is presented below.

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Intangible Amortization
Identified intangible assets
Deposit base	$788	$847	$985